Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares outstanding	51,230,242		36,347,496
Class A Ordinary Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	51,230,242	48,777,835
Ordinary shares, shares outstanding	51,230,242	48,777,835
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares outstanding	61,824,328		68,788,940
Class B Ordinary Shares [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940
Ordinary shares, shares issued	61,824,328	61,824,328
Ordinary shares, shares outstanding	61,824,328	61,824,328